Debt - Schedule of Carrying Value of Debt Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Sep. 25, 2023	Dec. 31, 2022	Aug. 25, 2020	Jun. 15, 2020
Debt Instrument [Line Items]
Finance Leases	$ 117,099		$ 74,370
Total debt	3,557,302		3,076,366
Less: current portion of long-term debt	18,786		13,324
Total long-term debt	$ 3,538,516		$ 3,063,042
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Total long-term debt		Total long-term debt
Senior Notes | 2025 Secured Notes
Debt Instrument [Line Items]
Interest rate	6.125%				6.125%
Debt	$ 522,735		$ 520,350
Outstanding principal borrowings on the credit facility	$ 526,500
Senior Notes | 2025 Secured Notes | Revolving Credit Facility
Debt Instrument [Line Items]
Debt issuance costs			6,200
Senior Notes | 2028 Secured Notes
Debt Instrument [Line Items]
Interest rate	4.625%			4.625%
Debt	$ 494,500		493,470
Senior Notes | 2028 Secured Notes | Revolving Credit Facility
Debt Instrument [Line Items]
Debt issuance costs			6,500
Senior Notes | 2031 Secured Notes
Debt Instrument [Line Items]
Interest rate	7.375%	7.375%
Debt	$ 493,709		0
Debt issuance costs	6,300
Line of Credit | Asset Based Liability Facility Due 2027 | Revolving Credit Facility
Debt Instrument [Line Items]
Debt	1,929,259		1,988,176
Outstanding principal borrowings on the credit facility	$ 2,000,000		31,800
Debt issuance costs			$ 31,800